Income Taxes - Movements in Deferred Tax Assets and Deferred Tax Liabilities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts recognized under other comprehensive income	¥ 1,046	¥ (155)	¥ 46
Deferred tax liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(2,208)	(2,119)
Amounts recorded under profit or loss	(2,754)	445
Amounts recognized under other comprehensive income	170	466
Other	(1,985)	(1,000)
Ending balance	(6,082)	(2,208)	(2,119)
Deferred tax liabilities [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	695
Ending balance		695
Deferred tax liabilities [Member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,513)
Ending balance		(1,513)
Deferred tax liabilities [Member] | Available-for-sale financial assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,027)	(1,627)
Amounts recorded under profit or loss		266
Amounts recognized under other comprehensive income		466
Other		(132)
Ending balance		(1,027)	(1,627)
Deferred tax liabilities [Member] | Available-for-sale financial assets [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,027
Ending balance		1,027
Deferred tax liabilities [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts recorded under profit or loss	(137)
Other	1
Ending balance	(343)
Deferred tax liabilities [Member] | Financial assets at fair value through profit or loss [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(207)
Ending balance		(207)
Deferred tax liabilities [Member] | Financial assets at fair value through profit or loss [member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(207)
Ending balance		(207)
Deferred tax liabilities [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts recognized under other comprehensive income	1
Other	(45)
Ending balance	(29)
Deferred tax liabilities [Member] | Financial assets measured at fair value through other comprehensive income, category [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	15
Ending balance		15
Deferred tax liabilities [Member] | Financial assets measured at fair value through other comprehensive income, category [member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	15
Ending balance		15
Deferred tax liabilities [Member] | Tax effect on investments in subsidiaries and associates [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts recorded under profit or loss	(2,796)
Amounts recognized under other comprehensive income	146
Other	(1)
Ending balance	(2,651)
Deferred tax liabilities [Member] | Convertible bonds [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts recorded under profit or loss	52
Other	(1,918)
Ending balance	(1,866)
Deferred tax liabilities [Member] | Prepaid expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(356)	(345)
Amounts recorded under profit or loss	(247)	(11)
Other	(5)
Ending balance	(748)	(356)	(345)
Deferred tax liabilities [Member] | Prepaid expenses [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(140)
Ending balance		(140)
Deferred tax liabilities [Member] | Prepaid expenses [member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(496)
Ending balance		(496)
Deferred tax liabilities [Member] | Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(824)	(103)
Amounts recorded under profit or loss	432	125
Amounts recognized under other comprehensive income	24
Other	8	(846)
Ending balance	(360)	(824)	(103)
Deferred tax liabilities [Member] | Intangible assets [Member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(824)
Ending balance		(824)
Deferred tax liabilities [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1)	(44)
Amounts recorded under profit or loss	(58)	65
Amounts recognized under other comprehensive income	(1)
Other	(25)	(22)
Ending balance	(85)	(1)	(44)
Deferred tax liabilities [Member] | Other [Member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1)
Ending balance		(1)
Deferred tax assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	17,127	19,344
Amounts recorded under profit or loss	4,349	(1,544)
Amounts recognized under other comprehensive income	1,520	(621)
Other	(105)	(52)
Ending balance	22,686	17,127	19,344
Deferred tax assets [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(205)
Ending balance		(205)
Deferred tax assets [Member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	16,922
Ending balance		16,922
Deferred tax assets [Member] | Available-for-sale financial assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	487	644
Amounts recorded under profit or loss		(116)
Amounts recognized under other comprehensive income		27
Other		(68)
Ending balance		487	644
Deferred tax assets [Member] | Available-for-sale financial assets [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(487)
Ending balance		(487)
Deferred tax assets [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts recorded under profit or loss	233
Other	(6)
Ending balance	423
Deferred tax assets [Member] | Financial assets at fair value through profit or loss [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	196
Ending balance		196
Deferred tax assets [Member] | Financial assets at fair value through profit or loss [member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	196
Ending balance		196
Deferred tax assets [Member] | Tax effect on investments in subsidiaries and associates [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	2,105	4,122
Amounts recorded under profit or loss	120	(1,881)
Amounts recognized under other comprehensive income	194	(160)
Other	32	24
Ending balance	2,451	2,105	4,122
Deferred tax assets [Member] | Tax effect on investments in subsidiaries and associates [member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	2,105
Ending balance		2,105
Deferred tax assets [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,020	949
Amounts recorded under profit or loss	597	74
Other	(16)	(3)
Ending balance	1,868	1,020	949
Deferred tax assets [Member] | Other [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	267
Ending balance		267
Deferred tax assets [Member] | Other [Member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,287
Ending balance		1,287
Deferred tax assets [Member] | Tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	259	910
Amounts recorded under profit or loss	172	(712)
Other	(94)	61
Ending balance	337	259	910
Deferred tax assets [Member] | Tax losses [Member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	259
Ending balance		259
Deferred tax assets [Member] | Depreciation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	2,260	1,769
Amounts recorded under profit or loss	1,991	601
Other	20	(110)
Ending balance	4,271	2,260	1,769
Deferred tax assets [Member] | Depreciation [Member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	2,260
Ending balance		2,260
Deferred tax assets [Member] | Advances received [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	3,848	3,299
Amounts recorded under profit or loss	55	549
Ending balance	3,480	3,848	3,299
Deferred tax assets [Member] | Advances received [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(423)
Ending balance		(423)
Deferred tax assets [Member] | Advances received [Member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	3,425
Ending balance		3,425
Deferred tax assets [Member] | Deferred revenue [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	2,471	2,731
Amounts recorded under profit or loss	(117)	(263)
Other	(2)	3
Ending balance	3,135	2,471	2,731
Deferred tax assets [Member] | Deferred revenue [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	783
Ending balance		783
Deferred tax assets [Member] | Deferred revenue [Member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	3,254
Ending balance		3,254
Deferred tax assets [Member] | Restoration obligations for operating lease properties [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	215	57
Amounts recorded under profit or loss	151	159
Other	(2)	(1)
Ending balance	364	215	57
Deferred tax assets [Member] | Restoration obligations for operating lease properties [member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	215
Ending balance		215
Deferred tax assets [Member] | Accrued bonuses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	754	750
Amounts recorded under profit or loss	58	121
Other		(117)
Ending balance	812	754	750
Deferred tax assets [Member] | Accrued bonuses [Member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	754
Ending balance		754
Deferred tax assets [Member] | Allowance for doubtful account/Loss allowance [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	377	580
Amounts recorded under profit or loss	33	(209)
Other	(6)	6
Ending balance	404	377	580
Deferred tax assets [Member] | Allowance for doubtful account/Loss allowance [Member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	377
Ending balance		377
Deferred tax assets [Member] | Other accrued expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	737	685
Amounts recorded under profit or loss	659	(82)
Other	(13)	134
Ending balance	1,383	737	685
Deferred tax assets [Member] | Other accrued expenses [Member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	737
Ending balance		737
Deferred tax assets [Member] | Accrued enterprise taxes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	241	466
Amounts recorded under profit or loss	56	(223)
Other	(1)	(2)
Ending balance	296	241	466
Deferred tax assets [Member] | Accrued enterprise taxes [member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	241
Ending balance		241
Deferred tax assets [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts recognized under other comprehensive income	1,358
Other	(2)
Ending balance	815
Deferred tax assets [Member] | Financial assets at fair value through other comprehensive income, category [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(541)
Ending balance		(541)
Deferred tax assets [Member] | Financial assets at fair value through other comprehensive income, category [member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(541)
Ending balance		(541)
Deferred tax assets [Member] | Share-based compensation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,169	1,097
Amounts recorded under profit or loss	119	77
Other	(1)	(5)
Ending balance	1,287	1,169	1,097
Deferred tax assets [Member] | Share-based compensation [Member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,169
Ending balance		1,169
Deferred tax assets [Member] | Present value of defined benefit obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,184	1,285
Amounts recorded under profit or loss	222	361
Amounts recognized under other comprehensive income	(32)	(488)
Other	(14)	26
Ending balance	1,360	1,184	¥ 1,285
Deferred tax assets [Member] | Present value of defined benefit obligations [member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	¥ 1,184
Ending balance		¥ 1,184